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Alliance
Municipal
Trust

- General Portfolio

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                            Alliance Capital [LOGO](R)

Annual Report
June 30, 2000

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

LETTER TO SHAREHOLDERS           Alliance Municipal Trust - General Portfolio
=============================================================================

August 2, 2000

Dear Shareholder:

We are pleased to provide you with an update of Alliance Municipal Trust-General Portfolio for the annual reporting period ended June 30, 2000.

U.S. financial markets were anticipating some signs of a slowdown for the first half of 2000--some sign that past Fed rate hikes were having an effect and that little, if any, further tightening would be necessary. The U.S. economy, however, has continued to grow. The U.S. Commerce Department recently reported that the U.S. economy grew at an impressive, seasonally-adjusted annual rate of +5.2% during the spring quarter. Inflation, as measured by the broad and reliable gross domestic purchases and personal consumption price indices, held stable at 2.5% on a year-earlier basis. The second-quarter growth number, well above the 3.5% to 4.0%, consensus and actually faster than a downward-revised quarter-one growth rate of +4.8%, created immediate anxiety. As a result, interest rates headed higher and stock prices headed lower.

The U.S. economy's gross domestic product report does, however, give evidence to some signs of cooling off. For example, a key measure of aggregate demand (real final sales) slowed sharply to +4.2% from +6.7% in the first quarter. Monthly evidence that consumers had taken a break from their long-running shopping spree was confirmed. Household spending dipped to just +3.0% in the second quarter versus +7.6% in the first quarter. Unwanted inventories added a full percentage point to second-quarter growth. We also believe that a more meaningful comparison can be made between growth during the second half of 1999 (+7.0%) and growth during the first half of this year (+5.0%).

In his late-July Congressional testimony, Fed Chairman Alan Greenspan laid out an upbeat forecast for the U.S. economy and rendered a somewhat self-congratulatory assessment of the role the Federal Reserve has played in securing that future. To be sure, we welcome his endorsement of both the "New Economy" paradigm and our own bullishness about accelerating productivity. The subsequent report on employment costs, showing a quarter-to-quarter gain of only 1.0% in the spring versus a 1.4% rise in the first quarter, and the soon-to-be-released report on second-quarter productivity, should help to validate the Chairman's optimism. Mr. Greenspan is repositioning the Fed to play a more reactive role going forward. He understands that financial markets should and must take the lead role in terms of steering the New Economy. As a consequence, although we still believe the Fed will tighten further, we look for that tightening to come late in the year and only after the bond market has laid the groundwork.

As for U.S. financial markets, the road to higher prices will be a bit bumpier than we expected. Inaction by the Fed toward the end of August could open the window to the upside, but for now we see more volatility than opportunity. With an election in front of us, the next several months could be a difficult time for investors. Therefore investors may want to use periods of asset market strength to establish more defensive positions.

We appreciate your investment in the portfolios of Alliance Municipal Trust-General Portfolio and look forward to reporting further investment progress in the coming period.

Sincerely,


/s/ Ronald M. Whitehill

Ronald M. Whitehill
President

STATEMENT OF NET ASSETS
June 30, 2000                     Alliance Municipal Trust - General Portfolio
==============================================================================

 Principal
  Amount
   (000)  Security(a)                               Yield               Value
-------------------------------------------------------------------------------
          MUNICIPAL BONDS-81.8%
          ALABAMA-2.1%
          Alabama IDA
          (Homeland Vinyl Products)
          Series 94
          AMT
$ 6,295   11/01/14 (b)..............        ..   4.95%          $   6,295,000
          Alabama Special Care
          Facilities Authority
          (Ascension Health Credit)
          Series 99B
  5,500   11/15/39 (b)........................   5.10               5,500,000
          Decatur IDA
          (Trico Steel Co. Project)
          Series 98
          AMT
  7,000   1/01/27 (b).........................   4.90               7,000,000
          Mobile IDA
          (Hosea O. Weaver &
          Sons Project)
          Series 99
          AMT
  4,500   3/01/09 (b).........................   5.05               4,500,000
          Montgomery IDA
          (Alcool Inc. Project)
          Series 99
          AMT
  2,165   2/01/07 (b).........................   4.95               2,165,000
                                                                -------------
                                                                   25,460,000
                                                                   ----------
          ALASKA-1.1%
          Alaska IDA
          (Fairbanks Gold Mining
          Inc.)
          Series 97
          AMT
 13,500   5/01/09 (b).........................   5.05              13,500,000
                                                                -------------
          ARIZONA-1.5%
          Flagstaff IDA
          (Woodcrest Apartments)
          AMT
  7,855   2/01/24 (b).........................   4.95               7,855,000
          Phoenix Civic
          Improvement Authority
          (Sub Excise Tax)
          Series 95
          AMT
 10,000   6/01/20 (b).........................   4.85              10,000,000
                                                                -------------
                                                                   17,855,000
                                                                -------------
          ARKANSAS-1.2%
          Union County
          Solid Waste
          (Deltic Timber/Temple
          Inland)
          AMT
 14,500   10/01/27 (b)........................   4.90%             14,500,000
                                                                -------------
          DELAWARE-4.6%
          Delaware Economic
          Development Authority
          (Delaware Clean Power
          Project)
          Series 97A
          AMT
 40,000   8/01/29 (b).........................   4.95              40,000,000
          Delaware Economic
          Development Authority
          (Delmarva Power & Light)
          Series 99B
  5,500   7/01/24 (b).........................   4.95               5,500,000
          Delaware Economic
          Development Authority
          IDR PCR
          (Star Enterprise Project)
          Series 97B
          AMT
 10,000   8/01/29 (b).........................   4.80              10,000,000
                                                                -------------
                                                                   55,500,000
                                                                -------------
          GEORGIA-2.3%
          Gwinett County IDA
          (Network Publications
          Project)
          Series 98
          AMT
    800   3/01/08 (b)..........................   4.85                800,000
          Richmond County
          SWDR
          (Evergreen Nylon
          Recycling Project)
          Series 98
          AMT
 10,000   7/01/32 (b)...................... ...   4.90             10,000,000
          Savannah Economic
          Development Authority
          (Georgia Kaolin)
          Series 97
          AMT
  6,000   7/01/27 (b)...................... ...   4.85              6,000,000

                                  Alliance Municipal Trust - General Portfolio
===============================================================================

Principal
 Amount
  (000)   Security(a)                               Yield               Value
-------------------------------------------------------------------------------
          Summerville IDA
          (Image Industries Project)
          Series 97
          AMT
$ 3,000   9/01/17 (b)...........................  4.90%         $   3,000,000
          Tattnall County IDA
          (Rotary Corp. Project)
          Series 99
          AMT
  5,000   9/01/11 (b)...........................  4.85              5,000,000
          Thomaston-Upson
          County IDR
          (De Ster Production Corp.)
          Series A
          AMT
  3,300   10/01/09 (b).........................   4.95              3,300,000
                                                                -------------
                                                                   28,100,000
                                                                -------------
          HAWAII-1.1%
          Hawaii Department of
          Budget & Finance
          (Wailuku River Hydro
          Project)
          Series 91
          AMT
 13,045   12/01/21 (b)..........................  5.35             13,045,250
                                                                -------------
          ILLINOIS-9.3%
          Aurora, Kane, Du Page,
          Will & Kendal Counties
          IDA
          (A & B Holdings LLC
          Project)
          Series 97A
          AMT
  1,170   10/01/27 (b)........................    4.95               1,170,000
          Aurora, Kane, Du Page,
          Will & Kendal Counties
          IDA
          (Yeomans Chicago Project)
          Series 98
          AMT
  6,000   11/01/28 (b)..........................  4.95              6,000,000
          Chicago Airport Revenue
          (Northwest Airlines Project)
          Series B
          AMT
 16,800   2/01/24 (b)...........................   5.75            16,800,000
          Chicago Airport Revenue
          (O'Hare International
          Airport)
          AMT
  7,200   1/01/18 (b)..........................   5.05%             7,200,000
          Chicago Airport Revenue
          (O'Hare International
          Airport)
          Series 88A
          AMT
 28,900   1/01/18 (b)..........................   5.05             28,900,000
          Chicago Gas Supply
          (Peoples Gas Light &
          Coke)
          Series 00D
          AMT
  7,000   3/01/30 (b)..........................   4.80              7,000,000
          Illinois Development
          Finance Authority
          (Landcomp Corp. Project)
          Series 98A
          AMT
  4,699   7/01/18 (b)..........................   4.95              4,699,000
          Illinois Development
          Finance Authority
          (Tajon Warehousing Corp.)
          Series A
          AMT
  3,100   1/01/10 (b)..........................   4.90              3,100,000
          Illinois Development
          Finance Authority
          (Valspar Corp.)
          Series 95
          AMT
  6,000   8/01/15 (b)..........................   4.90              6,000,000
          Illinois Development
          Finance Authority MFHR
          (Butterfield Creek Assoc.)
          Series 99
          AMT
  6,000   4/01/39 (b)..........................   4.95              6,000,000
          Illinois Development
          Finance Authority MFHR
          (Lakeview Partners 1)
          Series 98
          AMT
  5,225   1/01/28 (b)..........................   4.95              5,225,000

                                  Alliance Municipal Trust - General Portfolio
==============================================================================

Principal
 Amount
  (000)   Security(a)                               Yield               Value
-------------------------------------------------------------------------------
          Lake County IDA
          (Okamato Corp.)
          Series 85
          AMT
$ 2,200   10/01/15 (b).........................   5.10%         $   2,200,000
          Madison County
          Environmental
          Improvement
          (Shell Wood River
          Refining Co. Project)
          Series 97A
          AMT
  7,100   3/01/33 (b)............................ 4.70              7,100,000
          Madison County PCR
          (Shell Oil Wood River
          Project)
          Series 97A
          AMT
  2,000   3/01/33 (b)............................ 4.70              2,000,000
          Rock Island Metropolitan
          Airport Authority
          (Quad City International
          Airport Project)
          Series 98
          AMT
  2,730   12/01/18 (b).........................   4.95              2,730,000
          Southwestern Illinios
          SWDR
          (Shell Oil Wood River
          Project)
          Series 92
          AMT
  6,400   4/01/22 (b)..........................   4.70              6,400,000
                                                                -------------
                                                                  112,524,000
                                                                -------------
          INDIANA-5.4%
          Gibson County PCR
          (Toyota Motor
          Manufacturing Project)
          Series 99A
          AMT
 10,000   1/01/29 (b)..........................   4.90             10,000,000
          Indiana Health Facility
          Financing Authority
          (Ascension Health)
          Series 99B
 36,000   11/15/39 (b).........................   5.10             36,000,000
          Indiana State Educational
          Facilities Authority
          (Bethel College)
          Series B
  4,000   9/01/17 (b)...........................  4.75%             4,000,000
          Princeton IDA
          (Orion Denki America, Inc.
          Project)
          Series 87
          AMT
  3,845   5/01/17 (b)..........................   5.30              3,845,000
          Valparaiso IDA
          (Block Heavy &
          Highway Products)
          Series 99
          AMT
  4,950   5/01/19 (b)..........................   4.95              4,950,000
          Westfield IDR
          (PL porter Project)
          Series 89
          AMT
  5,300   12/01/09 (b).........................   4.97              5,300,000
          Whitting PCR
          (Amoco Oil Project)
          Series 99
          AMT
  1,100   1/01/26 (b)..........................   4.70              1,100,000
                                                                -------------
                                                                   65,195,000
                                                                -------------
          KANSAS-0.9%
          Dodge City IDR
          (Farmland National Beef
          Packing Co.)
          Series 00
          AMT
  5,000   3/01/15 (b)..........................   5.05             5,000,000
          Liberal IDR
          (Farmland National Beef
          Packing Co.)
          Series 00
          AMT
  5,850   10/01/09 (b).........................   5.05             5,850,000
                                                               -------------
                                                                  10,850,000
                                                               -------------
          KENTUCKY-2.5%
          Bowling Green IDA
          (Woodcraft Industries,
          Inc.)
          Series 95
          AMT
  5,400   3/01/25 (b)...........................   4.90             5,400,000

                                 Alliance Municipal Trust - General Portfolio
=============================================================================

Principal
 Amount
  (000)   Security(a)                            Yield               Value
-----------------------------------------------------------------------------
          Jefferson County IDA
          (Strawberry Lane Venture)
          AMT
$ 2,280   7/01/19 (b)..........................   4.95%         $   2,280,000
          Kentucky Development
          Finance Authority
          (Hesco Project)
          AMT
  5,800   2/01/08 (b)..........................   4.95              5,800,000
          Kentucky Rural Economic
          Development Authority
          (Heaven Hill Project)
          AMT
  2,400   10/01/16 (b).........................   4.95              2,400,000
          Louisville & Jefferson
          Regional Airport Authority
          Series 97AA-1
          AMT
  5,000   6/30/02 (b)..........................   4.90              5,000,000
          Montgomery County
          (Conn Fineblanking Corp.
          Project)
          Series 96
          AMT
  5,500   8/01/15 (b)..........................   4.95              5,500,000
          Perry County SWDR
          (TJ International Project)
          Series 98
          AMT
  3,355   9/01/28 (b)..........................   4.90              3,355,000
                                                                -------------
                                                                   29,735,000
                                                                -------------
          LOUISIANA-3.8%
          Lake Charles
          (Harbor & Terminal Port
          Improvement)
          AMT
  5,000   1/01/19 (b)..........................   4.85              5,000,000
          Lincoln Parish IDA
          (Willamette Industries)
          Series 95
          AMT
 12,600   9/01/25 (b)..........................   4.95             12,600,000
          Parish of Calcasieu
          (Hydroserve Westlake)
          Series 98
          AMT
  4,400   6/01/25 (b)..........................   4.95              4,400,000
          St. Charles Parish PCR
          (Shell Oil Co. Project)
          Series 93
          AMT
  3,600   9/01/23 (b)..........................   4.70%             3,600,000
          St. Charles Parish PCR
          (Shell Oil Co.)
          Series 91
          AMT
 10,000   11/01/21 (b).........................   4.70             10,000,000
          West Baton Rouge IDR
          (Dow Chemical #3)
          Series 94B
  7,600   12/01/16 (b).........................   4.65              7,600,000
          West Baton Rouge IDR
          (Dow Chemical Co.
          Project)
          Series 94A
          AMT
  2,600   12/01/24 (b).........................   4.75              2,600,000
                                                                -------------
                                                                   45,800,000
                                                                -------------
          MAINE-0.4%
          Biddeford
          (DK Associates & Volk
          Packaging)
          Series 97
          AMT
  4,600   7/01/17 (b)..........................   4.95              4,600,000
                                                                -------------
          MARYLAND-4.2%
          Maryland Energy
          Financing Administration
          (Cimenteries Project)
          Series 00
          AMT
  8,000   5/01/35 (b)...........................   4.70             8,000,000
          Maryland Health &
          Education Authority
          (Pooled Loan Program)
          Series 85A
  3,250   4/01/35 (b)..........................   4.80              3,250,000
          Maryland State
          Community Development
          Administration
          (Housing & Community
          Development)
          Series 9G
          AMT
 35,000   8/30/00..............................   3.65             35,000,000

STATEMENT OF NET ASSETS (continued)               Alliance Municipal Trust -
                                                     General Portfolio
===============================================================================

Principal
 Amount
  (000)   Security(a)                             Yield              Value
-------------------------------------------------------------------------------
          Maryland State
          Community Development
          Administration
          (Housing & Community
          Development)
          Series 99I
          AMT
$ 5,000   12/14/00.............................   4.05%         $   5,000,000
                                                                -------------
                                                                   51,250,000
                                                                -------------
          MICHIGAN-0.2%
          Michigan Strategic Fund
          (Donnelly Corp. Project)
          Series A
          AMT
  2,000   3/01/10 (b)...........................  4.95             2,000,000
                                                                -------------
          MISSISSIPPI-1.9%
          Mississippi Home Corp.
          MFHR
          (Summer Park Apts.)
          Series 99D-1
          AMT
  9,800   10/01/29 (b)..........................  5.00             9,800,000
          Mississippi Hospital
          Equipment & Facilities
          (Mississippi Baptist
          Medical Center)
  5,900   7/01/12 (b)..........................   4.85               5,900,000
          Prentiss County IDA
          (Heidelberg Eastern)
          AMT
  6,650   10/01/17 (b).........................   4.80               6,650,000
                                                                 -------------
                                                                    22,350,000
                                                                 -------------
          MISSOURI-0.4%
          St. Louis IDA
          (Hammert's Iron Works,
          Inc.)
          Series 99
          AMT
  4,400   6/01/09 (b)..........................   4.85              4,400,000
                                                                -------------
          NEBRASKA-1.4%
          Stanton County IDA
          (Nucor Corp. Project)
          Series 96
          AMT
  8,800   11/01/26 (b).........................   5.00              8,800,000
          Stanton County IDA
          (Nucor Corp. Project)
          Series 98
          AMT
  5,700   6/01/28 (b)..........................   5.00%             5,700,000
          York County IDA
          (Epco Carbondioxide
          Products)
          Series 98
          AMT
  2,700   9/01/08 (b)..........................   4.95              2,700,000
                                                                -------------
                                                                   17,200,000
                                                                -------------
          NEVADA-1.8%
          Director Business &
          Industry PCR
          (Barrick Goldstrike Mines)
          AMT
 12,500   6/01/29 (b)..........................   4.90             12,500,000
          Nevada Business & Industry
          (575 Mill St. Project)
          Series 98A
  3,500   12/01/28 (b)................. .......   4.95              3,500,000
          Nevada Housing Division
          MFHR
          (Cheyenne Villas Project)
          Series I 98
          AMT
  6,080   4/01/31 (b)..........................   4.90              6,080,000
                                                                -------------
                                                                   22,080,000
                                                                -------------
          NEW HAMPSHIRE-0.9%
          New Hampshire HFA MFHR
          (Countryside Ltd. Project)
          Series 94
          AMT
  8,430   7/01/24 (b).........................   4.90               8,430,000
          New Hampshire Housing
          Development Authority SFMR
          (Mortgage Revenue)
          Series 99D
          AMT
  3,000   12/01/00.............................   4.00              3,000,000
                                                                -------------
                                                                   11,430,000
                                                                -------------
          NEW MEXICO-0.4%
          New Mexico Mortgage
          Finance Authority SFMR
          (Mortgage Revenue)
          Series 00-1
          AMT
  5,000   10/01/00............................   4.20              5,000,000
                                                               -------------

                                Alliance Municipal Trust - General Portfolio
=============================================================================

Principal
 Amount
  (000)   Security(a)                            Yield               Value
-----------------------------------------------------------------------------
          NORTH CAROLINA-0.7%
          Johnston County IDA
          (Mebane Packaging Corp.)
          AMT
$ 3,700   6/01/03 (b)..........................   4.85%         $   3,700,000
          North Carolina
          Agricultural Finance
          Authority
          (Cittero USA Corp.)
          Series 98
          AMT
  4,400   3/01/13 (b)..........................   4.85              4,400,000
                                                                -------------
                                                                    8,100,000
                                                                -------------
          NORTH DAKOTA-2.6%
          Hebron IDA
          (Dacco Inc. Project)
          Series 98
          AMT
  2,900   3/01/15 (b)..........................   4.90              2,900,000
          North Dakota HFA SFMR
          (Mortgage Revenue)
          Series 99E
          AMT
 29,000   9/29/00..............................   3.80             29,000,000
                                                                -------------
                                                                   31,900,000
                                                                -------------
          OKLAHOMA-0.1%
          Broken Arrow Economic
          Development Authority
          (Paragon Films Project)
          AMT
  1,000   8/01/04 (b)..........................   5.17              1,000,000
                                                                -------------
          OREGON-2.5%
          Oregon Economic
          Development Authority
          (Toyo Tanso USA)
          Series CXLVII
          AMT
  3,000   2/01/12 (b)..........................   5.17              3,000,000
          Oregon Economic
          Development Corp.
          (McFarland Cascade
          Project)
          AMT
  1,690   11/01/16 (b).........................   4.90              1,690,000
          Port of Portland
          (Portland Bulk Terminals
          Project) Series 96
          AMT
 20,000   10/01/25 (b).........................   4.85             20,000,000
          Port of Portland
          (Portland Bulk Terminals
          Project)
          Series 99
          AMT
  6,000   10/01/25 (b).........................   4.85%             6,000,000
                                                                -------------
                                                                   30,690,000
                                                                -------------
          RHODE ISLAND-0.8%
          Rhode Island
          (Student Loan Revenue)
          Series 95-1
          AMT
  4,200   7/01/19 (b)..........................   4.85              4,200,000
          Rhode Island
          (Student Loan Revenue)
          Series 96J-2
          AMT
  5,000   6/01/26 (b).........................   4.85               5,000,000
                                                                -------------
                                                                    9,200,000
                                                                -------------
          SOUTH CAROLINA-2.9%
          Berkeley County IDA
          (Nucor Corp. Project)
          Series 95
          AMT
 18,900   9/01/28 (b).........................   5.00              18,900,000
          Berkeley County IDR
          (Amoco Chemical Project)
          Series 97
          AMT
  2,600   4/01/27 (b)..........................   4.70              2,600,000
           Berkeley County IDR
          (Nucor Corp. Project)
          Series 98
          AMT
  5,700   4/01/31 (b)..........................   5.00              5,700,000
          Florence County PCR
          (Roche Carolina, Inc.
          Project)
          Series 98
          AMT
  8,400   4/01/28 (b)..........................   4.70              8,400,000
                                                                -------------
                                                                   35,600,000
                                                                -------------
          TENNESSEE-3.0%
          Fayetteville & Lincoln
          County IDA
          (V.A.W. of America Project)
          Series 97
          AMT
  2,800   10/01/12 (b).........................   4.90              2,800,000

STATEMENT OF NET ASSETS (continued)                 Alliance Municipal Trust -
                                                     General Portfolio
==============================================================================

Principal
 Amount
  (000)   Security(a)                             Yield               Value
-----------------------------------------------------------------------------
          Knox County Health
          Educational & Housing
          Facilities Board
          (Tha Solutions Group)
          Series 99
$10,000   5/01/29 (b)..........................   4.85%         $  10,000,000
          Stewart County IDA
          (Standard Gypsum Project)
          Series 99
          AMT
  6,000   5/01/34 (b)..........................   5.00              6,000,000
          Volunteer State
          Student Loan
          (Student Funding Corp.)
          Series 87A-2
          AMT
  9,000   12/01/17 (b).........................   4.85              9,000,000
          Volunteer State
          Student Loan
          (Student Funding Corp.)
          Series 88A-2
          AMT
  8,900   12/01/23 (b).........................   4.70              8,900,000
                                                                -------------
                                                                   36,700,000
                                                                -------------
          TEXAS-7.0%
          Brazos River
          (Dow Chemical Project)
          Series 96
          AMT
  3,400   4/01/26 (b)..........................   4.75              3,400,000
          Brazos River Harbor
          Navigation District
          (Dow Chemical Project)
          Series 97
          AMT
  2,400   5/01/27 (b)..........................   4.75              2,400,000
          Brazos River Harbor
          Navigation District
          (Dow Chemical Project)
          Series 98
          AMT
  1,200   3/01/28..............................   4.75              1,200,000
          Brazos River Harbor
          Navigation District
          Series 98
          AMT
  2,900   9/01/18..............................   4.75              2,900,000
          Calhoun County IDA
          (Formosa Plastics Corp.)
          Series 94
          AMT
 12,700   11/01/15 (b).........................   4.85%            12,700,000
          Camp County IDA
          (Pilgrims Pride Corp.)
          Series 99
          AMT
  3,000   7/01/29 (b)..........................   4.90              3,000,000
          Corpus Christi IDA
          (De Dietrich Inc.)
          AMT
  5,000   11/01/08 (b).........................   4.95              5,000,000
          Gulf Coast IDA
          (Air Products Project)
          Series 99
          AMT
 13,700   6/01/34 (b)..........................   4.90             13,700,000
          Gulf Coast PCR
          (Amoco Oil Co.)
          Series 94
          AMT
  2,200   6/01/24 (b)..........................   4.70              2,200,000
          Gulf Coast SWDR
          (Amoco Oil Co.)
          Series 95
          AMT
 10,300   7/01/27 (b)..........................   4.70             10,300,000
          Port Beaumont IDA
          (EPCO Carbondioxide
          Products)
          Series 98
          AMT
  4,500   5/01/08 (b)..........................   4.95              4,500,000
          Texas State Project
          TRAN
          Series 99A
 23,600   8/31/00..............................   4.50             23,630,086
                                                                -------------
                                                                   84,930,086
                                                                -------------
          UTAH-1.8%
          Clinton City MFHR
          (Country Pines)
          Series 97
          AMT
  2,900   8/01/19 (b)..........................   4.95              2,900,000
          Salt Lake County IDA
          (SPS Technologies Inc.
          Project)
          AMT
  4,500   12/01/12 (b).........................   4.95              4,500,000

                                 Alliance Municipal Trust - General Portfolio
==============================================================================

Principal
 Amount
  (000)   Security(a)                              Yield             Value
-----------------------------------------------------------------------------
          Salt Lake County SWDR.
          (Kennecott Copper)
          AMT
$ 7,200   8/01/30 (b)..........................   5.15%         $   7,200,000
          Utah HFA
          (Single Family Mortgage
          Revenue)
          Series 99-4
          AMT
  7,235   7/01/32 (b)..........................   4.90              7,235,000
                                                                -------------
                                                                   21,835,000
                                                                -------------
          VERMONT-0.4%
          Vermont HFA
          (Single Family Housing)
          Series 11B
          AMT
  5,000   9/07/00..............................   3.70              5,000,000
                                                                -------------
          VIRGINIA-1.2%
          Chesterfield IDA
          (Phillip Morris Co.)
 14,000   4/01/09 (b)..........................   4.90             14,000,000
                                                                -------------
          WASHINGTON-6.9%
          Port of Port Angeles IDA
          (Daishowa America Project)
          Series 91
          AMT
  6,400   6/01/06 (b).................. .......   4.95              6,400,000
          Port of Port Angeles IDA
          (Daishowa America Project)
          Series 92
          AMT
 11,550   12/01/07 (b).........................   4.95             11,550,000
          Port of Port Angeles IDA
          (Daishowa America Project)
          Series 92B
          AMT
  6,000   8/01/07 (b)..........................   4.95              6,000,000
          Washington Housing
          Finance Commission
          MFHR
          (Assisted Living Concepts)
          AMT
  6,175   1/01/17 (b)..........................   4.90              6,175,000
          Washington Housing
          Finance Commission
          MFHR
          (Brittany Park Project)
          Series A
          AMT
  5,000   10/01/21 (b).........................   4.90              5,000,000
          Washington Housing
          Finance Commission
          MFHR
          (Evergreen Ridge Apts.
          Project)
          AMT
  2,300   12/01/24 (b).........................   4.90%             2,300,000
          Washington Housing
          Finance Commission
          MFHR
          (Hamilton Place)
          AMT
  2,915   7/01/28 (b)..........................   4.85              2,915,000
          Washington Housing
          Finance Commission
          MFHR
          (Heatherstone Apts.)
          Series 95
          AMT
  9,020   7/01/25 (b)..........................   4.85              9,020,000
          Washington Housing
          Finance Commission
          MFHR
          (Larkin Place Apts.)
          Series 96
          AMT
  5,410   7/01/28 (b)..........................   4.85              5,410,000
          Washington Housing
          Finance Commission
          MFHR
          (LTC Properties Inc.
          Project)
          AMT
  1,985   12/01/15 (b).........................   4.90              1,985,000
          Washington Housing
          Finance Commission
          MFHR
          (Marketplace Apts.)
          Series 97A
          AMT
  6,020   7/01/29 (b)..........................   4.85              6,020,000
          Washington Housing
          Finance Commission
          MFHR
          (Merrill Gardens Apts.)
          Series 97A
          AMT
  3,150   7/01/22 (b)..........................   4.85              3,150,000

STATEMENT OF NET ASSETS (continued)                Alliance Municipal Trust -
                                                   General Portfolio
=============================================================================

Principal
 Amount
  (000)   Security(a)                             Yield              Value
-----------------------------------------------------------------------------
          Washington Housing
          Finance Commission
          MFHR
          (Oxford Square Apts.)
          Series 98A
          AMT
$ 2,250   12/01/28 (b).........................   4.90%         $   2,250,000
          Washington Housing
          Finance Commission
          MFHR
          (Pacific Inns Apts.
          Project)
          Series A
          AMT
  2,575   5/01/28 (b)..........................   4.90              2,575,000
          Washington Housing
          Finance Commission
          MFHR
          (Sherwood Springs Apts.)
          AMT
  3,720   9/01/27 (b)..........................   4.90              3,720,000
          Washington Housing
          Finance Commission
          MFHR
          (Twin Ponds)
          Series 98A
          AMT
  4,515   2/01/28 (b)..........................   4.85              4,515,000
          Yakima County Public
          Corp.
          (John I. Haas Project)
          Series 99
          AMT
  4,000   4/01/22 (b)..........................   4.95              4,000,000
                                                                -------------
                                                                   82,985,000
                                                                -------------
          WEST VIRGINIA-2.7%
          Marion County
          Solid Waste
          (Grant Town Cogeneration
          Project)
          Series 90
          AMT
  9,100   10/01/17 (b).........................   4.70              9,100,000
          Marion County Solid Waste
          (Grant Town Cogeneration
          Project)
          Series 92A
          AMT
  8,500   10/01/17 (b).........................   4.90              8,500,000
          Putnam County
          (Toyota Motor
          Manufacturing Project)
          Series 00A
          AMT
 15,500   4/01/30 (b)..........................   4.90%            15,500,000
                                                                -------------
                                                                   33,100,000
                                                                -------------
          WISCONSIN-1.8%
          Ladysmith SWDR
          (Cityforest Corp. Project)
          Series 98
          AMT
  7,500   3/01/28 (b)..........................   5.20              7,500,000
          Milwaukee County
          (Milwakee Public
          Museum)
  4,200   4/01/35 (b)..........................   4.75              4,200,000
          Milwaukee IDR
          (Goodwill Industries)
          Series 99
  7,290   7/01/19 (b)..........................   4.80              7,290,000
          Onalaska IDA
          (Empire Screen Printing)
          Series 98
          AMT
  2,200   5/01/18 (b)..........................   4.95              2,200,000
                                                                -------------
                                                                   21,190,000
                                                                -------------
          Total Municipal Bonds
          (amortized cost
          $988,604,336).......................                    988,604,336
                                                                -------------
          COMMERCIAL
          PAPER-20.6%
          ARIZONA-2.7%
          Salt River Project
          (Agricultural Improvement
          & Power District)
  3,800   8/11/00.............................   4.25              3,800,000
          Salt River Project
          (Agricultural Improvement
          & Power District)
 21,000   9/08/00..............................   4.25             21,000,000
          Salt River Project
          (Agricultural Improvement
          & Power District)
  8,500   8/08/00..............................   4.20              8,500,000
                                                                -------------
                                                                   33,300,000
                                                                -------------

                                 Alliance Municipal Trust - General Portfolio
=============================================================================

Principal
 Amount
  (000)   Security(a)                             Yield              Value
-----------------------------------------------------------------------------
          COLORADO-2.6%
          Denver System Airport
          Revenue
          Series 00A
          AMT
$21,500   8/23/00..............................   4.30%         $  21,500,000
          Denver System Airport
          Revenue
          Series 97A
          AMT
  9,500   8/21/00..............................   4.30              9,500,000
                                                                -------------
                                                                   31,000,000
                                                                -------------
          FLORIDA-1.7%
          Jacksonville PCR
          (Florida Power &
          Light Co.)
          Series 94
  7,000   8/25/00..............................   4.25              7,000,000
          Orlando Utilities
          Commission BAN
          (Water & Electric
          Revenue)
          Series 99A
 13,500   8/10/00..............................   4.20             13,500,000
                                                                -------------
                                                                   20,500,000
                                                                -------------
          GEORGIA-1.2%
          Municipal Electric
          Authority
          (Project #1) Series 85A
  5,100   9/07/00..............................   4.25               5,100,000
          Municipal Electric
          Authority BAN
          (Project #1) Series B
  9,000   9/07/00..............................   4.25              9,000,000
                                                                -------------
                                                                   14,100,000
                                                                -------------
          INDIANA-0.2%
          Sullivan Cooperative
          Finance Corp.
          (Hoosier Energy Rural
          Electric)
          Series 85L-6
  2,000   8/21/00..............................   4.25              2,000,000
                                                                -------------
          KANSAS-0.5%
          Burlington PCR
          (Kansas City Power &
          Light Co.)
          Series 85B
  5,965   9/11/00..............................   4.20              5,965,000
                                                                -------------
          KENTUCKY-0.8%
          Pendleton County
          Kentucky Multi County
          (Lease Revenue)
 10,000   9/11/00..............................   4.20%            10,000,000
                                                                -------------
          MICHIGAN-0.6%
          Michigan Strategic Fund
          (Dow Chemical Co.)
          Series 88
  7,500   8/22/00..............................   4.30              7,500,000
                                                                -------------
          NEVADA-1.7%
          Clark County PCR
          (Southern California
          Edison Project)
          Series 87A
          AMT
 15,000   7/25/00......................... ....   4.40             15,000,000
          Clark County PCR
          (Southern California
          Edison Project)
          Series 87A
          AMT
  6,000   7/26/00..............................   4.75              6,000,000
                                                                -------------
                                                                   21,000,000
                                                                -------------
          PENNSYLVANIA-1.9%
          Carbon County
          (Panther Creek Project)
          Series 1992
          AMT
  8,000   7/13/00..............................   4.80              8,000,000
          Philadelphia
          (Gas Works Revenue
          Notes)
          Series C
 15,000   9/06/00..............................   4.30             15,000,000
                                                                -------------
                                                                   23,000,000
                                                                -------------
          SOUTH CAROLINA-1.1%
          South Carolina
          Public Service Authority
 13,500   9/08/00..............................   4.25             13,500,000
                                                                -------------
          TEXAS-3.1%
          Brazos River Authority
          PCR
          (Texas Utilities Project)
          Series 94B
          AMT
  9,300   8/09/00..............................   4.20              9,300,000

STATEMENT OF NET ASSETS (continued)                Alliance Municipal Trust -
                                                   General Portfolio
=============================================================================

Principal
 Amount
  (000)   Security(a)                             Yield              Value
-----------------------------------------------------------------------------
          Brazos River Harbor
          Navigation District
          (Dow Chemical)
          Series 88
          AMT
$14,500   9/11/00..............................   4.30%         $  14,500,000
          Dallas Rapid Transit
          (Sales Tax Revenue)
          Series A
  3,900   9/06/00..............................   4.30              3,900,000
          Harris County GO
          Series C
  4,000   9/15/00..............................   4.30              4,000,000
          Texas Public Finance
          Authority
          Series B
  6,000   8/28/00..............................   4.25              6,000,000
                                                                -------------
                                                                   37,700,000
                                                                -------------
          VERMONT-0.4%
          Vermont Economic
          Development Authority
          (Capitalization Program)
          Series B
          AMT
  5,360   7/19/00..............................   4.30              5,360,000
                                                                -------------
          VIRGINIA-1.1%
          Norfolk Hospital
          Revenue IDA
          (Sentara Hospital)
  2,500   9/06/00..............................   4.30              2,500,000
          Norfolk Hospital
          Revenue IDA
          (Sentara Hospital)
 10,500   9/11/00..............................   4.25%            10,500,000
                                                                -------------
                                                                   13,000,000
                                                                -------------
          WISCONSIN-1.0%
          Wisconsin Transportation
          Revenue
          Series 97A
 12,000   8/07/00..............................   4.20             12,000,000
                                                                -------------
          Total Commercial Paper
          (amortized cost $249,925,000)..........                 249,925,000
                                                                -------------
          TOTAL
          INVESTMENTS-102.4%
          (amortized cost
          $1,238,529,336)........................               1,238,529,336
          Other assets less
          liabilities-(2.4%).....................                (29,591,885)
                                                                -------------
          NET ASSETS-100%
          (offering and redemption
          price of $1.00 per share;
          1,210,848,991 shares
          outstanding)...........................              $1,208,937,451
                                                               ==============

-----------------------------------------------------------------------------

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMT  - Alternative Minimum Tax
      BAN  - Bond Anticipation Note
      GO   - General Obligation
      HFA  - Housing Finance Agency/Authority
      IDA  - Industrial Development Authority
      IDB  - Industrial Development Board
      IDR  - Industrial Development Revenue
      MFHR - Multi-Family Housing Revenue
      PCR  - Pollution Control Revenue
      SFMR - Single Family Mortgage Revenue
      SWDR - Solid Waste Disposal Revenue
      TRAN - Tax & Revenue Anticipation Note

      See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended June 30, 2000         Alliance Municipal Trust - General Portfolio
=============================================================================

INVESTMENT INCOME
   Interest................................................... $   50,583,864
EXPENSES
   Advisory fee (Note B) ......................................$    6,536,878
   Distribution assistance and administrative service (Note C).  5,338,431
   Transfer agency (Note B)....................................    426,821
   Registration fees...........................................    314,997
   Custodian fees..............................................    258,691
   Printing....................................................    158,988
   Audit and legal fees........................................      32,372
   Trustees' fees..............................................       3,986
   Miscellaneous...............................................    14,302
                                                               --------------
   Total expenses..............................................    13,085,466
                                                               --------------
   Net investment income.......................................    37,498,398
REALIZED GAIN ON INVESTMENTS
   Net realized gain on investment transactions..                       6,250
                                                               --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS.....................$   37,504,648
                                                               ==============

---------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF CHANGES
IN NET ASSETS                    Alliance Municipal Trust - General Portfolio
=============================================================================

                                                 Year Ended         Year Ended
                                               June 30, 2000      June 30, 1999
                                             ----------------   ---------------
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income....................  $   37,498,398     $   31,388,640
   Net realized gain on investment
     transactions...........................           6,250                -0-
                                              --------------     --------------
   Net increase in net assets from
   operations...............................      37,504,648         31,388,640
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income....................     (37,498,398)      (31,388,640)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (decrease) (Note E).........      40,832,218       (27,868,898)
                                              --------------     --------------
   Total increase (decrease) ...............      40,838,468       (27,868,898)
NET ASSETS
   Beginning of period......................   1,168,098,983     1,195,967,881
                                               --------------    --------------
   End of period............................  $1,208,937,451    $1,168,098,983
                                               ==============    ==============

-------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2000                    Alliance Municipal Trust - General Portfolio
=============================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio (the "Portfolio"), Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio and Alliance Municipal Trust-Massachusetts Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the year ended June 30, 2000, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

-----------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. No reimbursement was required for the year ended June 30, 2000.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $188,820 for the year ended June 30, 2000.

For the year ended June 30, 2000, the Fund's expenses were reduced by $2,908 under an expense offset arrangement with Alliance Fund Services, Inc.

NOTES TO FINANCIAL STATEMENTS
(continued)                      Alliance Municipal Trust - General Portfolio
=============================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 2000, the distribution fee amounted to $3,271,367. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 2000, such payments by the Portfolio amounted to $2,067,064, a substantial portion of which was paid to the Adviser and its affiliates.

-----------------------------------------------------------------------------

NOTE D: Investment Transactions

At June 30, 2000, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2000 the Portfolio had a capital loss carryforward of $1,901,540, of which $129,801 expires in 2002, $4,619 expires in 2003 and $1,767,120 expires in the year 2004. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable these gains will not be distributed to shareholders. The Portfolio utilized $6,250 of capital loss carryforward in the current year.

-----------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At June 30, 2000, capital paid-in aggregated $1,210,838,991. Transactions, all at $1.00 per share, were as follows:

                                                  Year Ended       Year Ended
                                                   June 30,         June 30,
                                                     2000             1999
                                               ---------------  ---------------
Shares sold...................................   3,121,686,030    2,838,180,843
Shares issued on reinvestments of dividends...      37,498,398       31,388,640
Shares redeemed...............................  (3,118,352,210)  (2,897,438,381)
                                                --------------   --------------
Net increase (decrease).......................      40,832,218      (27,868,898
                                                ==============   ==============

FINANCIAL HIGHLIGHTS             Alliance Municipal Trust - General Portfolio
=============================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                       Year Ended June 30,
                                  ---------------------------------------------------------------
                                      2000          1999          1998           1997        1996
                                  ---------     ---------     ---------     ---------   ---------
Net asset value, beginning
 of period........................  $   1.00    $    1.00     $    1.00     $    1.00   $    1.00
                                  ----------    ---------     ---------     ---------   ---------
Income From Investment Operations
Net investment income.............       029         .024          .028          .028        .029
                                  ----------    ---------     ---------     ---------   ---------
Less: Dividends
Dividends from net investment
  income.........................      (.029)       (.024)        (.028)        (.028)      (.029)
                                  ----------    ---------     ---------     ---------   ---------
Net asset value, end of period ..   $   1.00    $    1.00     $    1.00     $    1.00   $    1.00
                                  ==========    =========     =========     =========   =========
Total Return
Total investment return based
     on net asset value (a) .....       2.89%        2.42%         2.85%         2.81%       2.93%
Ratios/Supplemental Data
Net assets, end of period
   (in millions) ................  $   1,209    $   1,168     $   1,196     $     980   $   1,148
Ratios to average net assets of:
   Expenses, net of waivers
     and reimbursements..........       1.00%        1.00%          .98%          .94%        .95%
   Expenses, before waivers
     and reimbursements..........       1.00%        1.00%          .98%          .94%        .95%
   Net investment income ........       2.87%        2.38%         2.81%         2.76%       2.90%

-----------------------------------------------------------------------------

(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

REPORT OF INDEPENDENT ACCOUNTANTS
                                 Alliance Municipal Trust - General Portfolio
=============================================================================

To the Board of Trustees and Shareholders of Alliance Municipal Trust-General Portfolio

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Municipal Trust-General Portfolio (the "Fund") at June 30, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at June 30, 2000, by orrespondence with the custodian and brokers, provides a reasonable basis for he opinion expressed above. The financial statements for the year ended June 0, 1999, including the financial highlights for each of the four years in the eriod then ended, were audited by other independent accountants whose report ated July 23, 1999, expressed an unqualified opinion on those financial tatements.


PricewaterhouseCoopers LLP
New York, New York
July 28, 2000

                                 Alliance Municipal Trust - General Portfolio
==============================================================================

Alliance Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

Dave H. Williams, Chairman
John D. Carifa
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)


OFFICERS

Dave H. Williams, Chairman
Ronald M. Whitehill, President
Kathleen A. Corbet, Senior Vice President
Drew Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Wayne D. Lyski, Senior Vice President
Patricia Ittner, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
Frances M. Dunn, Vice President
William J. Fagan, Vice President
Linda D. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Fund Services
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

-----------------------------------------------------------------------------

(1)   Members of the Audit Committee.

Alliance Municipal Trust - General Portfolio                  ---------------
1345 Avenue of the Americas, New York, NY 10105                  BULK RATE
Toll free 1 (800) 221-5672                                     U.S. POSTAGE
                                                                   PAID
Yields. For current recorded yield information on              New York, NY
Alliance Municipal Trust, call on a touch-tone                Permit No. 7131
telephone toll-free (800) 251-0539 and press the              ---------------
following sequence of keys:

- - - - - - -
* * 1 2 6 4 #
- - - - - - -

For non-touch-tone telephones, call toll-free (800) 221-9513
------------------------------------------------------------

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(R) These registered service marks used under license from the owner, Alliance
Capital Management L.P.

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